Income from operations - Audit and audit-related fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income from operations [Line Items]
Auditor's remuneration for audit services	€ 14.4	€ 14.9	€ 15.2
Audit-related fees	2.2	1.1	1.0
Auditor's remuneration	16.6	16.1	16.2
EY NL
Income from operations [Line Items]
Auditor's remuneration for audit services	8.9	9.9	9.5
Audit-related fees	1.9	0.9	0.8
Auditor's remuneration	10.8	10.8	10.3
EY Network
Income from operations [Line Items]
Auditor's remuneration for audit services	5.5	5.0	5.6
Audit-related fees	0.3	0.2	0.2
Auditor's remuneration	5.7	5.2	5.8
Consolidated financial statements
Income from operations [Line Items]
Auditor's remuneration for audit services	11.9	12.5	12.6
Consolidated financial statements | EY NL
Income from operations [Line Items]
Auditor's remuneration for audit services	8.9	9.9	9.5
Consolidated financial statements | EY Network
Income from operations [Line Items]
Auditor's remuneration for audit services	3.0	2.6	3.1
Statutory financial statement
Income from operations [Line Items]
Auditor's remuneration for audit services	2.5	2.5	2.5
Statutory financial statement | EY Network
Income from operations [Line Items]
Auditor's remuneration for audit services	2.5	2.5	2.5
Sustainability assurance
Income from operations [Line Items]
Audit-related fees	1.6	0.8	0.6
Sustainability assurance | EY NL
Income from operations [Line Items]
Audit-related fees	1.6	0.8	0.6
Other services
Income from operations [Line Items]
Audit-related fees	0.6	0.3	0.3
Other services | EY NL
Income from operations [Line Items]
Audit-related fees	0.3	0.2	0.1
Other services | EY Network
Income from operations [Line Items]
Audit-related fees	€ 0.3	€ 0.2	€ 0.2